Significant Accounting Policies (Details) £ in Thousands	12 Months Ended
	Jun. 30, 2018 GBP (£)	Jun. 30, 2017 GBP (£)	Jun. 30, 2016 GBP (£)	Jul. 06, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Vesting period	5 years
Cost of sales	£ 145,443	£ 108,760	£ 75,046
Computers and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful life, property plant and equipment	3 years
Fixtures and fittings
Disclosure of detailed information about property, plant and equipment [line items]
Useful life, property plant and equipment	5 years
Motor vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Useful life, property plant and equipment	5 years
Non-compete agreement
Disclosure of detailed information about property, plant and equipment [line items]
Useful life, intangible assets	3 years
Bottom of range | Client relationship
Disclosure of detailed information about property, plant and equipment [line items]
Useful life, intangible assets	5 years
Bottom of range | Computer software
Disclosure of detailed information about property, plant and equipment [line items]
Useful life, intangible assets	3 years
Top of range | Client relationship
Disclosure of detailed information about property, plant and equipment [line items]
Useful life, intangible assets	10 years
Top of range | Computer software
Disclosure of detailed information about property, plant and equipment [line items]
Useful life, intangible assets	10 years
Top of range | Licences
Disclosure of detailed information about property, plant and equipment [line items]
Useful life, intangible assets	3 years
Major ordinary share transactions
Disclosure of detailed information about property, plant and equipment [line items]
Stock split, conversion ratio				0.20
Contingent consideration
Disclosure of detailed information about property, plant and equipment [line items]
Financial liabilities, at fair value	£ 11,300